Weighted-Average Assumptions Used in Determining (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Pension benefits | Unfunded Plan | Foreign Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Discount rate	2.02%	2.05%
Rate of compensation increase	3.05%	3.08%
Discount rate	2.03%	2.60%	2.26%
Expected return on plan assets	5.77%	6.07%	6.20%
Rate of compensation increase	3.11%	3.37%	3.33%
Pension benefits | Puerto Rico Pension Plan | Nonqualified Plan | Americas
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.62%	4.09%
Rate of compensation increase	3.65%	3.75%
Discount rate	4.09%	4.36%	4.00%
Expected return on plan assets	6.50%	7.00%	7.25%
Rate of compensation increase	3.75%	3.75%	3.76%
OPEB
Defined Benefit Plan Disclosure [Line Items]
Annual rate of increase in the per-capita cost	6.25%	6.25%
Rate decreased to	5.00%	5.00%
by the year ended	2023	2022
Annual rate of increase in the per-capita cost	6.25%	6.50%	6.00%
Rate decreased to	5.00%	5.00%	5.00%
by the year ended	2023	2022	2019
OPEB | Puerto Rico Pension Plan | Nonqualified Plan | Americas
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.51%	3.89%
Discount rate	3.89%	4.12%	3.95%